UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Emerging Markets Fund	February 28, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.29%Δ
Argentina – 3.10%
Arcos Dorados Holdings Class A @	3,864,818	$20,290,295
Cresud ADR @†	1,459,225	18,218,424
Grupo Clarin Class B GDR 144A #@=	353,200	5,013,605
IRSA Inversiones y Representaciones ADR @	867,000	14,721,660
MercadoLibre	100,000	13,097,000
YPF ADR	400,000	10,276,000
		81,616,984
Bahrain – 0.06%
Aluminum Bahrain GDR 144A #@	221,400	1,482,849
		1,482,849
Brazil – 13.51%
AES Tiete	597,480	2,883,225
America Latina Logistica	5,000,000	9,827,404
B2W Cia Digital @†	5,402,365	38,153,370
Banco Santander Brasil ADR	4,615,300	22,984,194
Brasil Foods ADR	1,000,000	22,700,000
Braskem ADR	411,400	3,739,626
Centrais Eletricas Brasileiras	2,140,204	4,033,142
Cia Siderurgica Nacional ADR	1,200,000	2,136,000
Fibria Celulose ADR †	169,900	2,201,904
Gerdau @	2,764,900	8,151,537
Gol Linhas Aereas Inteligentes ADR	4,800,000	16,608,000
Hypermarcas †	5,200,000	34,984,149
Itau Unibanco Holding ADR	4,100,000	52,398,000
Petroleo Brasileiro ADR	9,000,000	59,670,000
Telefonica Brasil ADR	1,470,363	27,260,530
Tim Participacoes ADR	2,300,000	48,484,000
		356,215,081
Canada – 0.01%
Gran Tierra Energy †	134,900	341,297
		341,297
Chile – 1.11%
Latam Airlines Group ADR †	209,510	2,214,521
Sociedad Quimica y Minera de Chile ADR	1,049,534	26,973,024
		29,187,545
China/Hong Kong – 22.66%
Baidu ADR †	430,000	87,612,500
China Mengniu Dairy	4,060,000	18,321,654
China Mobile	3,500,000	47,564,097
China Mobile ADR	852,800	57,777,200
China Petroleum & Chemical	38,000,000	31,846,928

NQ-019 [2/15] 4/15 (14206)     1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
China/Hong Kong (continued)
China Telecom	20,000,000	$12,945,067
CNOOC ADR	80,000	11,512,000
Fosun International	2,886,500	4,667,020
Guangshen Railway	11,000,000	5,573,857
Hollysys Automation Technologies	550,000	10,246,500
Kunlun Energy	15,000,000	14,756,603
PetroChina Class H	36,000,000	41,774,918
Qihoo 360 Technology ADR †	175,000	8,002,750
Qunar Cayman Islands ADR †	236,682	6,435,384
Shanda Games ADR †	1,618,559	9,063,930
SINA †	1,600,000	59,392,000
Sinofert Holdings †	7,324,000	1,652,559
Sinotrans	15,326,332	10,137,391
Sohu.com @†	1,550,000	81,561,000
Tianjin Development Holdings @	15,559,550	10,733,007
Tom Group †	5,428,000	1,189,760
Travelsky Technology	572,000	615,819
Uni-President China Holdings @	46,917,600	36,900,837
Weibo ADR †	200,000	2,668,000
Youku Tudou ADR †	1,500,000	24,585,000
		597,535,781
Cyprus – 0.34%
QIWI ADR	385,284	9,077,291
		9,077,291
France – 0.85%
Sanofi ADR	410,000	20,032,600
Vallourec	99,235	2,354,132
		22,386,732
India – 7.71%
ICICI Bank	5,500,000	29,904,442
Indiabulls Real Estate GDR †	102,021	136,810
Rattanindia Infrastructure GDR =†	300,961	13,667
Reliance Capital	2,150,000	16,085,188
Reliance Communications †	10,114,849	11,450,358
Reliance Industries	6,400,000	88,803,401
Reliance Industries GDR 144A #	1,451,526	40,497,575
Tata Chemicals @	2,198,589	16,375,608
		203,267,049
Israel – 0.65%
Teva Pharmaceutical Industries ADR	300,000	17,106,000
		17,106,000

2     NQ-019 [2/15] 4/15 (14206)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Malaysia – 0.72%
Hong Leong Bank @	3,059,889	$12,168,376
UEM Sunrise @	17,000,000	6,685,129
		18,853,505
Mexico – 6.85%
America Movil Series L ADR	1,500,000	32,070,000
Cemex ADR †	2,600,000	26,390,000
Empresas ICA †	4,500,000	4,093,501
Fomento Economico Mexicano ADR †	146,122	13,919,582
Grupo Financiero Santander
Mexico Class B ADR	2,400,000	26,424,000
Grupo Lala	3,120,000	6,226,384
Grupo Televisa ADR †	2,100,000	71,652,000
		180,775,467
Netherlands – 0.05%
Vimpelcom ADR	252,975	1,386,303
		1,386,303
Peru – 0.53%
Cia de Minas Buenaventura ADR	1,200,000	13,896,000
		13,896,000
Poland – 0.81%
Jastrzebska Spolka Weglowa †	254,155	1,508,135
Orange Polska	7,500,000	19,966,285
		21,474,420
Republic of Korea – 22.93%
Daum Communications	60,000	7,252,681
E-Mart	81,124	15,803,233
Hite Jinro @	680,000	14,111,215
Hyundai Motor	150,000	21,864,301
KB Financial Group ADR †	1,138,755	40,573,841
KCC @	118,000	63,334,272
KT ADR †	1,000,000	14,010,000
LG Display ADR †	21,331	329,991
LG Electronics	200,000	11,225,037
LG Uplus	1,840,040	19,802,267
Lotte Chilsung Beverage @	21,718	34,772,942
Lotte Confectionery @	10,226	16,893,039
Samsung Electronics	130,513	160,843,277
Samsung Life Insurance	500,000	45,227,089
Samsung SDI	88,860	11,015,602
Shinhan Financial Group	400,000	15,874,890
SK Innovation †	198,819	18,688,202

NQ-019 [2/15] 4/15 (14206)     3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Republic of Korea (continued)
SK Telecom ADR	3,204,700	$93,160,629
		604,782,508
Russia – 5.89%
Chelyabinsk Zinc Plant GDR @†	143,300	1,024,667
Enel OGK-5 GDR	21,161	14,019
Etalon Group GDR 144A #@=	1,616,300	3,717,490
Gazprom ADR	4,000,000	19,960,000
LUKOIL ADR	170,000	8,248,400
LUKOIL ADR (London International Exchange)	99,144	4,798,570
MegaFon GDR	450,000	7,924,500
Mobile Telesystems ADR	1,200,000	11,880,000
Rosneft GDR	7,730,000	33,393,600
Sberbank of Russia @=	12,000,000	14,762,498
Sberbank of Russia ADR	1,400,000	7,116,200
Surgutneftegas ADR	500,000	2,777,500
Volga Territorial Generation =	36,096	594
X5 Retail Group GDR †	526,952	6,744,986
Yandex Class A †	2,010,000	33,064,500
		155,427,524
South Africa – 1.49%
Sasol	400,000	14,525,883
Sun International	290,543	3,278,694
Tongaat Hulett @	838,307	11,083,068
Vodacom Group	900,000	10,474,803
		39,362,448
Taiwan – 5.21%
Hon Hai Precision Industry	13,552,000	37,403,304
MediaTek	3,000,000	44,992,274
Taiwan Semiconductor Manufacturing	7,000,000	33,358,249
United Microelectronics	43,000,000	21,761,930
		137,515,757
Thailand – 0.75%
Airports of Thailand-Foreign	700,000	6,684,178
Bangkok Bank-Foreign	2,300,000	13,077,874
		19,762,052
Turkey – 1.96%
Akbank	4,300,000	14,054,808
Turk Telekomunikasyon	951,192	2,764,002
Turkcell Iletisim Hizmetleri ADR †	2,000,000	26,340,000
Turkiye Sise ve Cam Fabrikalari	5,781,095	8,526,179
		51,684,989

4     NQ-019 [2/15] 4/15 (14206)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United Kingdom – 0.05%
Griffin Mining @†	3,056,187	$1,321,122
		1,321,122
United States – 1.05%
SunEdison †	251,600	5,570,424
Yahoo †	500,000	22,140,000
		27,710,424

Total Common Stock (cost $2,815,310,785)		2,592,169,128

Preferred Stock – 2.72%Δ
Brazil – 1.25%
Braskem Class A 5.24%	1,049,994	4,734,034
Petroleo Brasileiro ADR Class A 15.50%	3,565,400	23,923,834
Usinas Siderurgicas de Minas Gerais SA†	3,000,000	4,364,213
		33,022,081
Republic of Korea – 0.86%
Samsung Electronics 1.78%	23,662	22,520,707
		22,520,707
Russia – 0.61%
AK Transneft=†	7,239	16,189,644
		16,189,644
Total Preferred Stock (cost $55,265,393)		71,732,432

Exchange-Traded Fund – 0.56%
iShares MSCI Turkey	300,500	14,901,795
Total Exchange-Traded Fund (cost $13,682,561)		14,901,795

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A#=†	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO 144A#=†	254,590	0
Total Participation Notes (cost $8,559,056)		0

NQ-019 [2/15] 4/15 (14206)     5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

Total Value of Securities – 101.57%
(cost $2,892,817,795)	$2,678,803,355

Liabilities Net of Receivables and Other Assets – (1.57%)	(41,503,294)
Net Assets – 100.00%	$2,637,300,061

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $50,711,519, which represents 1.92% of the Fund’s net assets.

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $431,476,010, which represents 16.36% of the Fund’s net assets.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2015, the aggregate value of fair valued securities was $39,697,498, which represents 1.51% of the Fund’s net assets.

†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Feb. 28, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	KRW	(1,565,550,298)	USD	1,423,513	3/2/15	$1,907
BNYM	KRW	(10,365,111,485)	USD	9,406,744	3/3/15	(4,932)
BNYM	THB	(154,906,412)	USD	4,780,929	3/5/15	(4,416)
						$(7,441)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
KRW – South Korean Won
LEPO – Low Exercise Price Option
THB – Thailand Baht
USD – U.S. Dollar

6     NQ-019 [2/15] 4/15 (14206)

Notes
Delaware Emerging Markets Fund	February 28, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-019 [2/15] 4/15 (14206)     7

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8     NQ-019 [2/15] 4/15 (14206)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$76,603,379	$5,013,605	$—	$81,616,984
Bahrain	—	1,482,849	—	1,482,849
Brazil	356,215,081	—	—	356,215,081
Canada	341,297	—	—	341,297
Chile	29,187,545	—	—	29,187,545
China/Hong Kong	597,535,781	—	—	597,535,781
Cyprus	9,077,291	—	—	9,077,291
France	22,386,732	—	—	22,386,732
India	203,253,382	13,667	—	203,267,049
Israel	17,106,000	—	—	17,106,000
Malaysia	18,853,505	—	—	18,853,505
Mexico	180,775,467	—	—	180,775,467
Netherlands	1,386,303	—	—	1,386,303
Peru	13,896,000	—	—	13,896,000
Poland	21,474,420	—	—	21,474,420
Republic of Korea	604,782,508	—	—	604,782,508
Russia	135,908,256	19,519,268	—	155,427,524
South Africa	39,362,448	—	—	39,362,448
Taiwan	—	137,515,757	—	137,515,757
Thailand	19,762,052	—	—	19,762,052
Turkey	51,684,989	—	—	51,684,989
United Kingdom	1,321,122	—	—	1,321,122
United States	27,710,424	—	—	27,710,424
Preferred Stock[1]	55,542,788	16,189,644	—	71,732,432
Exchange-Traded Fund	14,901,795	—	—	14,901,795
Participation Notes	—	—	—	—
Total	$2,499,068,565	$179,734,790	$—	$2,678,803,355
Foreign Currency Exchange Contracts	$—	$(7,441)	$—	$(7,441)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Preferred Stock	77.43%	22.57%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

NQ-019 [2/15] 4/15 (14206)     9

(Unaudited)

During the period ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-019 [2/15] 4/15 (14206)

Schedule of investments
Delaware Focus Global Growth Fund	February 28, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.62%Δ
Brazil – 2.64%
Arezzo Industria e Comercio @	125,975	$1,127,075
Localiza Rent a Car	194,375	2,396,310
		3,523,385
China/Hong Kong – 3.40%
Baidu ADR †	22,225	4,528,344
		4,528,344
Denmark – 3.14%
Novo Nordisk Class B	87,402	4,190,525
		4,190,525
Finland – 2.23%
Kone Class B	64,614	2,977,440
		2,977,440
France – 2.47%
Edenred	120,687	3,292,489
		3,292,489
India – 2.53%
Zee Entertainment Enterprises	596,174	3,373,964
		3,373,964
Ireland – 3.27%
Experian	235,455	4,354,816
		4,354,816
Japan – 5.21%
Kakaku.com	183,626	3,045,594
Start Today	160,100	3,897,435
		6,943,029
Netherlands – 2.41%
Core Laboratories	29,245	3,214,610
		3,214,610
Spain – 6.28%
Amadeus IT Holding	79,566	3,280,916
Grifols	60,486	2,453,877
Inditex	84,057	2,641,669
		8,376,462
Switzerland – 1.36%
Syngenta	5,160	1,817,039
		1,817,039
Taiwan – 2.61%
Taiwan Semiconductor Manufacturing ADR	141,875	3,480,194
		3,480,194
United Kingdom – 5.19%
InterContinental Hotels Group	81,698	3,342,431

NQ-581 [2/15] 4/15 (14203)     1

Schedule of investments
Delaware Focus Global Growth Fund

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United Kingdom (continued)
Intertek Group	91,539	$3,575,459
		6,917,890
United States – 56.88%
Allergan	22,045	5,130,753
Celgene †	58,275	7,082,161
Discovery Communications Class C †	96,075	2,931,248
eBay †	70,175	4,063,834
EOG Resources	28,525	2,559,263
Equinix	13,750	3,082,406
Google Class A †	3,523	1,982,146
Google Class C †	3,523	1,967,243
IntercontinentalExchange	17,310	4,074,082
Intuit	32,775	3,199,823
MasterCard Class A	50,225	4,526,779
Microsoft	88,900	3,898,265
NIKE Class B	33,710	3,273,915
Priceline Group †	4,126	5,105,842
QUALCOMM	55,825	4,047,871
Valeant Pharmaceuticals International †	5,075	1,002,211
VeriFone Systems †	93,650	3,295,544
Visa Class A	16,420	4,454,910
Walgreens Boots Alliance	45,150	3,751,062
Wynn Resorts	16,375	2,333,438
Zebra Technologies †	44,568	4,057,916
		75,820,712

Total Common Stock (cost $108,429,370)		132,810,899

	Principal amount°
Short-Term Investments – 0.35%
Discount Notes – 0.35%≠
Federal Home Loan Bank
0.056% 4/8/15	142,035	142,032
0.065% 3/5/15	72,685	72,685
0.065% 4/20/15	28,014	28,013
0.07% 4/6/15	182,734	182,731
0.08% 3/18/15	18,456	18,456
0.085% 3/27/15	23,293	23,293
		467,210
Total Short-Term Investments (cost $467,191)		467,210

2     NQ-581 [2/15] 4/15 (14203)

Total Value of Securities – 99.97%
(cost $108,896,561)	$133,278,109

Receivables and Other Assets Net of Liabilities – 0.03%	35,414
Net Assets – 100.00%	$133,313,523

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $1,127,075, which represents 0.85% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Feb. 28, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	(237,389)	USD	82,190	3/2/15	$(1,341)
BNYM	CHF	(6,734)	USD	7,097	3/2/15	35
BNYM	DKK	(107,134)	USD	16,091	3/2/15	22
BNYM	EUR	(166,542)	USD	186,715	3/2/15	347
BNYM	EUR	(191,392)	USD	214,577	3/3/15	398
BNYM	GBP	(187,390)	USD	288,990	3/2/15	(307)
BNYM	INR	(2,242,130)	USD	36,253	3/3/15	(73)
BNYM	JPY	(14,030,722)	USD	117,516	3/3/15	214
						$(705)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-581 [2/15] 4/15 (14203)     3

Schedule of investments
Delaware Focus Global Growth Fund

Summary of abbreviations:
ADR – American Depositary Receipt
BRL – Brazilian Real
BNYM – BNY Mellon
CHF – Swiss Franc
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
INR – Indian Rupee
JPY – Japanese Yen
USD – U.S. Dollar

4     NQ-581 [2/15] 4/15 (14203)

Notes
Delaware Focus Global Growth Fund	February 28, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Focus Global Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-581 [2/15] 4/15 (14203)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

	Level 1	Level 2	Total
Common Stock	$132,810,899	$—	$132,810,899
Short-Term Investments	—	467,210	467,210
Total	$132,810,899	$467,210	$133,278,109
Foreign Currency Exchange Contracts	$—	$(705)	$(705)

During the period ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

6     NQ-581 [2/15] 4/15 (14203)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-581 [2/15] 4/15 (14203)     7

Schedule of investments
Delaware Global Value Fund	February 28, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.84%Δ
Australia – 1.33%
Coca-Cola Amatil	40,341	$328,107
		328,107
Canada – 6.05%
CGI Group Class A †	17,143	717,285
Suncor Energy *	13,100	393,251
WestJet Airlines @	10,702	250,815
Yamana Gold	31,802	135,073
		1,496,424
France – 6.44%
AXA	17,429	442,524
Sanofi	5,571	546,717
Total	5,240	282,829
Vinci	5,379	319,133
		1,591,203
Germany – 1.12%
STADA Arzneimittel *	8,429	276,831
		276,831
Indonesia – 1.30%
Bank Rakyat Indonesia Persero	322,931	321,682
		321,682
Israel – 2.93%
Teva Pharmaceutical Industries ADR	12,700	724,154
		724,154
Italy – 2.27%
Saipem *†	15,858	162,989
UniCredit	59,687	397,065
		560,054
Japan – 12.38%
East Japan Railway	5,100	427,842
ITOCHU	26,653	298,571
Japan Tobacco	11,500	362,632
Mitsubishi UFJ Financial Group	35,854	233,102
Nippon Telegraph & Telephone	7,868	488,050
Nitori Holdings	6,514	431,290
Sumitomo Rubber Industries	26,400	456,405
Toyota Motor	5,350	360,617
		3,058,509
Netherlands – 3.39%
ING Groep CVA †	37,271	556,987
Koninklijke Philips	9,377	280,894
		837,881

NQ-179 [2/15] 4/15 (14202)     1

Schedule of investments
Delaware Global Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Russia – 0.96%
Mobile Telesystems ADR	24,100	$238,590
		238,590
Sweden – 1.92%
Tele2 Class B	40,468	475,020
		475,020
Switzerland – 2.64%
Aryzta †	8,155	651,647
		651,647
United Kingdom – 7.66%
Meggitt	47,588	400,405
National Grid	11,467	156,958
Playtech	23,976	283,908
Rio Tinto	5,782	284,935
Standard Chartered	33,626	514,463
Tesco	66,587	252,272
		1,892,941
United States – 48.45%
American Airlines Group	11,200	536,480
Apple	8,300	1,066,218
Caterpillar *	6,000	497,400
Cintas	5,700	475,836
Delphi Automotive	5,900	465,156
Goldman Sachs Group	3,700	702,223
Halliburton	11,400	489,516
International Business Machines	1,700	275,298
Johnson & Johnson	4,600	471,546
JPMorgan Chase	9,300	569,904
Lowe’s	6,600	488,994
Mylan †	9,400	538,855
NASDAQ OMX Group	13,900	697,224
National Oilwell Varco	4,600	250,010
Omnicom Group	5,400	429,516
Oracle	14,600	639,772
Pfizer	13,900	477,048
Target	3,200	245,856
Time Warner	3,000	245,580
Travelers	4,800	515,712
Viacom Class B	6,000	419,640
Wells Fargo	11,100	608,169
WESCO International *†	6,400	444,352

2     NQ-179 [2/15] 4/15 (14202)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United States (continued)
Western Union	21,700	$423,584
		11,973,889

Total Common Stock (cost $20,469,292)		24,426,932

	Principal amount°
Short-Term Investments – 0.91%
Discount Notes – 0.80%≠
Federal Home Loan Bank
0.057% 4/8/15	18,589	18,589
0.065% 3/5/15	57,672	57,672
0.065% 4/20/15	12,083	12,082
0.07% 4/6/15	94,942	94,941
0.08% 3/18/15	4,892	4,892
0.085% 3/27/15	10,367	10,367
		198,543
Repurchase Agreements – 0.11%
Bank of America Merrill Lynch
0.03%, dated 2/27/15, to be repurchased on 3/2/15,
repurchase price $9,783 (collateralized by U.S.
government obligations 0.00%–3.625%
9/30/16–8/15/43; market value $9,979)	9,783	9,783
Bank of Montreal
0.06%, dated 2/27/15, to be repurchased on 3/2/15,
repurchase price $8,153 (collateralized by U.S.
government obligations 0.00%–9.125%
4/23/15–6/30/21; market value $8,316)	8,153	8,153
BNP Paribas
0.07%, dated 2/27/15, to be repurchased on 3/2/15,
repurchase price $9,064 (collateralized by U.S.
government obligations 0.00%–3.500%
4/15/19–11/15/42; market value $9,245)	9,064	9,064
		27,000
Total Short-Term Investments (cost $225,538)		225,543

Total Value of Securities Before Securities Lending Collateral – 99.75%
(cost $20,694,830)		24,652,475

NQ-179 [2/15] 4/15 (14202)     3

Schedule of investments
Delaware Global Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Securities Lending Collateral – 2.49%**
Investment Company
Delaware Investments Collateral Fund No. 1	614,516	$614,516
Total Securities Lending Collateral (cost $614,516)		614,516

Total Value of Securities – 102.24%
(cost $21,309,346)		25,266,991	■
Obligation to Return Securities Lending Collateral – (2.49%)		(614,516)
Receivables and Other Assets Net of Liabilities – 0.25%		60,768
Net Assets – 100.00%		$24,713,243

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral.
@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $250,815, which represents 1.01% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $1,084,258 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contract was outstanding at:

Foreign Currency Exchange Contract

						Unrealized
	Contract to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	JPY	43,485,674	USD	(363,992)	3/4/15	$(434)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate
JPY – Japanese Yen
USD – U.S. Dollar

4     NQ-179 [2/15] 4/15 (14202)

Notes
Delaware Global Value Fund	February 28, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-179 [2/15] 4/15 (14202)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

	Level 1	Level 2	Total
Common Stock	$24,426,932	$—	$24,426,932
Short-Term Investments	—	225,543	225,543
Securities Lending Collateral	—	614,516	614,516
Total	$24,426,932	$840,059	$25,266,991
Foreign Currency Exchange Contract	$—	$(434)	$(434)

During the period ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

6     NQ-179 [2/15] 4/15 (14202)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2015, there were no Level 3 investments.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by noncash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

NQ-179 [2/15] 4/15 (14202)     7

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall.

At Feb. 28, 2015, the value of securities on loan was $1,084,258, for which the Fund received collateral, comprised of cash collateral valued at $614,516, and non-cash collateral of $521,415. At Feb. 28, 2015, the value of invested collateral was $614,516. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral”.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-179 [2/15] 4/15 (14202)

Schedule of investments
Delaware International Value Equity Fund	February 28, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.51%Δ
Australia – 1.41%
Coca-Cola Amatil	489,123	$3,978,200
		3,978,200
Canada – 6.71%
AuRico Gold	481,429	1,698,210
CGI Group Class A †	206,073	8,622,363
Suncor Energy *	145,500	4,367,793
WestJet Airlines @	119,990	2,812,116
Yamana Gold	322,372	1,369,217
		18,869,699
China/Hong Kong – 5.58%
CNOOC	3,264,000	4,688,198
Techtronic Industries	1,214,000	4,202,750
Yue Yuen Industrial Holdings	1,752,500	6,801,350
		15,692,298
Denmark – 1.88%
Carlsberg Class B	61,936	5,299,113
		5,299,113
France – 20.51%
AXA *	398,516	10,118,365
Kering	19,933	4,059,515
Lafarge	70,180	5,209,774
Publicis Groupe	66,182	5,396,581
Rexel	162,878	3,182,268
Sanofi	92,735	9,100,670
Teleperformance	123,910	9,571,375
Total *	84,283	4,549,172
Vinci	109,637	6,504,695
		57,692,415
Germany – 4.24%
Deutsche Post	206,122	7,018,695
STADA Arzneimittel	149,438	4,907,940
		11,926,635
Indonesia – 1.42%
Bank Rakyat Indonesia Persero	4,012,200	3,996,679
		3,996,679
Israel – 4.10%
Teva Pharmaceutical Industries ADR	202,400	11,540,848
		11,540,848
Italy – 2.54%
Saipem *†	226,352	2,326,449

NQ-034 [2/15] 4/15 (14207)     1

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Italy (continued)
UniCredit	724,203	$4,817,728
		7,144,177
Japan – 21.28%
East Japan Railway	80,744	6,773,667
ITOCHU	622,360	6,971,764
Japan Tobacco	129,900	4,096,161
Mitsubishi UFJ Financial Group	1,614,357	10,495,615
Nippon Telegraph & Telephone	134,428	8,338,537
Nitori Holdings	120,894	8,004,351
Sumitomo Rubber Industries	304,400	5,262,491
Toyota Motor	147,200	9,922,033
		59,864,619
Netherlands – 4.50%
ING Groep CVA †	429,506	6,418,643
Koninklijke Philips	208,121	6,234,396
		12,653,039
Norway – 0.18%
Subsea 7	51,058	506,237
		506,237
Russia – 1.13%
Mobile Telesystems ADR	320,000	3,168,000
		3,168,000
Sweden – 5.50%
Nordea Bank	752,246	10,152,011
Tele2 Class B	454,690	5,337,230
		15,489,241
Switzerland – 7.33%
Aryzta *†	102,750	8,210,518
Novartis *	121,417	12,407,809
		20,618,327
United Kingdom – 11.20%
Meggitt	526,517	4,430,105
National Grid	243,303	3,330,276
Playtech *	255,611	3,026,774
Rexam	631,607	5,421,592
Rio Tinto	96,809	4,770,718
Standard Chartered	502,357	7,685,838
Tesco	750,819	2,844,559
		31,509,862

Total Common Stock (cost $249,003,843)		279,949,389

2     NQ-034 [2/15] 4/15 (14207)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 0.32%
Discount Notes – 0.32%≠
Federal Home Loan Bank
0.057% 4/8/15	103,309	$103,307
0.065% 3/5/15	112,967	112,966
0.065% 4/20/15	74,575	74,573
0.07% 4/6/15	619,543	619,531
		910,377
Total Short-Term Investments (cost $910,350)		910,377

Total Value of Securities Before Securities Lending Collateral – 99.83%
(cost $249,914,193)		280,859,766

	Number of shares
Securities Lending Collateral – 5.01%**
Investment Company
Delaware Investments Collateral Fund No. 1	14,091,434	14,091,434
Total Securities Lending Collateral (cost $14,091,434)		14,091,434

Total Value of Securities – 104.84%
(cost $264,005,627)		294,951,200	■
Obligation to Return Securities Lending Collateral – (5.01%)		(14,091,434)
Receivables and Other Assets Net of Liabilities – 0.17%		472,472
Net Assets – 100.00%		$281,332,238

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral.
@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $2,812,116, which represents 1.00% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $13,070,975 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

NQ-034 [2/15] 4/15 (14207)     3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at Feb. 28, 2015:

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	CHF	(247,784)	USD	261,154	3/2/15	$1,276
BNYM	EUR	(343,277)	USD	384,857	3/2/15	715
BNYM	IDR	(1,087,171,833)	USD	83,797	3/4/15	(171)
BNYM	JPY	491,199,060	USD	(4,111,532)	3/4/15	(4,897)
						$(3,077)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
CHF – Swiss Franc
CVA – Dutch Certificate
EUR – European Monetary Unit
IDR – Indonesian Rupiah
JPY – Japanese Yen
USD – U.S. Dollar

4     NQ-034 [2/15] 4/15 (14207)

Notes
Delaware International Value Equity Fund	February 28, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at the net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-034 [2/15] 4/15 (14207)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

	Level 1	Level 2	Total
Common Stock	$279,949,389	$—	$279,949,389
Short-Term Investments	—	910,377	910,377
Securities Lending Collateral	—	14,091,434	14,091,434
Total	$279,949,389	$15,001,811	$294,951,200
Foreign Currency Exchange Contracts	$—	$(3,077)	$(3,077)

During the period ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

6     NQ-034 [2/15] 4/15 (14207)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2015, there were no Level 3 investments.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

NQ-034 [2/15] 4/15 (14207)     7

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Feb. 28, 2015, the value of securities on loan was $13,070,975, for which the Fund received collateral, comprised of cash collateral valued at $14,091,434, and non-cash collateral of $3,118. At Feb. 28, 2015, the value of invested collateral was $14,091,434. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-034 [2/15] 4/15 (14207)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: